Trade payables (Tables)	12 Months Ended
Dec. 31, 2018
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Ageing Analysis of Trade Payables Based on Transaction Date

Ageing analysis of trade payables based on transaction date is set out below:

	2018	2017
	RMB million	RMB million
Within 1 month	406	465
More than 1 month but less than 3 months	829	533
More than 3 months but less than 6 months	476	497
More than 6 months but less than 1 year	423	443
More than 1 year	175	187

	2,309	2,125

Trade Payables by Currencies	The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2018	2017
	RMB million	RMB million
Renminbi	1,910	1,832
USD	376	209
Others	23	84

	2,309	2,125